Schedule of investments
Macquarie VIP International Core Equity Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.25%Δ
Austria — 1.83%
Mondi	780,361	$ 14,825,345
		14,825,345
Brazil — 4.40%
Banco do Brasil	1,673,332	8,379,407
MercadoLibre †	13,270	27,229,509
		35,608,916
Canada — 2.03%
Dollarama	160,332	16,423,820
		16,423,820
China — 9.03%
Alibaba Group Holding ADR	145,869	15,479,618
Budweiser Brewing 144A #	6,818,200	9,174,138
China Mengniu Dairy	3,969,000	9,547,431
Midea Group Class A	1,146,890	12,433,183
Shenzhen Mindray Bio-Medical Electronics Class A	300,100	12,532,504
Tencent Holdings	241,500	13,811,805
		72,978,679
Denmark — 2.33%
Genmab †	24,318	5,882,904
Novo Nordisk Class B	109,909	12,913,575
		18,796,479
France — 12.34%
Airbus	148,400	21,676,423
BNP Paribas	232,206	15,909,451
Hermes International	3,590	8,815,636
LVMH Moet Hennessy Louis Vuitton	10,821	8,293,255
Thales	130,299	20,675,785
TotalEnergies	161,687	10,528,940
Vinci	118,211	13,810,011
		99,709,501
Germany — 11.18%
Deutsche Telekom	627,863	18,444,121
Heidelberg Materials	119,238	12,954,426
KION Group	344,855	13,554,638
SAP	104,643	23,809,198
Siemens	66,321	13,387,466
Siemens Healthineers 144A #	137,130	8,221,528
		90,371,377
India — 6.87%
Axis Bank	1,194,789	17,567,984
Bharti Airtel	386,612	7,886,906
HDFC Bank	922,508	19,066,899
NTPC	2,083,932	11,021,299
		55,543,088
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland — 2.55%
Experian	197,865	$ 10,398,895
ICON †	35,629	10,236,568
		20,635,463
Japan — 11.95%
Asahi Group Holdings	988,800	12,923,714
Makita	475,700	16,022,708
Mitsubishi UFJ Financial Group	1,153,500	11,665,418
Nintendo	248,800	13,218,555
Renesas Electronics	834,100	12,065,360
Seven & i Holdings	988,400	14,764,967
Tokio Marine Holdings	204,422	7,440,122
Tokyo Electron	48,200	8,481,322
		96,582,166
Netherlands — 6.83%
Adyen 144A #, †	11,295	17,634,931
ASML Holding	18,205	15,109,506
ING Groep	648,281	11,743,872
Shell	325,195	10,702,258
		55,190,567
Singapore — 2.46%
Sea ADR †	210,816	19,875,732
		19,875,732
South Korea — 4.43%
KB Financial Group	336,103	20,792,791
SK Hynix	112,735	15,052,023
		35,844,814
Spain — 2.41%
Banco Bilbao Vizcaya Argentaria	1,803,441	19,488,813
		19,488,813
Sweden — 0.76%
Epiroc Class A	282,662	6,109,219
		6,109,219
Switzerland — 4.00%
Alcon	157,333	15,744,314
Roche Holding	51,816	16,566,916
		32,311,230
Taiwan — 4.26%
Taiwan Semiconductor Manufacturing	1,139,000	34,443,714
		34,443,714
United Kingdom — 7.89%
AstraZeneca ADR	203,513	15,855,698
Compass Group	517,268	16,555,981
Haleon	1,942,084	10,201,527
HSBC Holdings	1,237,140	11,068,530
NQ- IV085 [0924] 1124 (4017350)    1

Schedule of investments
Macquarie VIP International Core Equity Series   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Rentokil Initial	2,074,598	$ 10,107,122
		63,788,858
United States — 1.70%
Freshworks Class A †	439,995	5,051,143
Stellantis	630,335	8,701,955
		13,753,098
Total Common Stocks (cost $704,947,580)		802,280,879

Short-Term Investments — 1.89%
Money Market Mutual Funds — 1.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	3,815,498	3,815,498
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	3,815,498	3,815,498
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	3,815,499	3,815,499
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	3,815,499	3,815,499
Total Short-Term Investments (cost $15,261,994)		15,261,994

Total Value of Securities—101.14% (cost $720,209,574)		817,542,873
Liabilities Net of Receivables and Other Assets — (1.14%)		(9,247,921)
Net Assets Applicable to 46,009,768 Shares Outstanding — 100.00%	$808,294,952

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $35,030,597, which represents 4.33% of the Series’ net assets.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV085 [0924] 1124 (4017350)